Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Stock Option Activity

The following is a summary of stock option activity for the year ended December 31, 2013:

	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)

Options outstanding at the beginning of the year	92,491	$5.35	$—

Options granted	—	—
Options exercised	—	—
Forfeitures	—	—

Options outstanding at the end of the year	92,491	$5.35	$—

Options exercisable at the end of the year	92,491	$5.35	$—

Summary of Status of Company's Non-vested Stock Option Grants

A summary of the status of the Company’s non-vested stock option grants as of December 31, 2013, and changes during the year then ended is presented below:

	Shares	Weighted Average Grant Date Fair Value
Non-vested December 31, 2012	2,472	$1.43
Granted	—	—
Vested	(2,472)	1.43
Forfeited	—	—

Non-vested December 31, 2013	—	—